Loans and Borrowings	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Debt Disclosure [Abstract]
Loans and borrowings

9.	Loans and borrowings:

	September 30, 2022	March 31, 2022

Loans and borrowings:
Promissory note
originally
of $10,000,000
and increased to $13,000,000 on July 13, 2022, issued by Sprout, guaranteed by the Company and secured through a first-ranking mortgage on all movable current and future, corporeal and incorporeal, and tangible and intangible assets of Sprout.
 The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs. The principal and accrued interest may also be converted, in whole or in part, at any time before February 1, 2024, upon the mutual consent of Sprout, the Company and MSEC, into common shares of the Company.
	$14,481,024	$11,648,320
Promissory note of $250,000 issued by Sprout on August 26, 2022, guaranteed by the Company and secured by the issued and outstanding capital stock of Sprout. The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs. The principal is payable on February 1, 2024 in cash, or, upon the prior consent of the holder, fully or partially in common shares of Neptune at the Company’s discretion .	$211,132	$—

	14,692,156	11,648,320
Less current portion of loans and borrowings	—	—

Loans and borrowings	$14,692,156	$11,648,320
On July 13, 2022, Sprout entered into an amendment of each of its existing Secured Promissory Notes. In connection with this amendment, investment funds managed by Morgan Stanley Expansion Capital (“Morgan Stanley” or “MSEC”) agreed to immediately commit an additional $3 million in Secured Promissory Notes to Sprout. The maturity date of the note facility of February 1, 2024 is consistent with the maturity date of the existing Secured Promissory Notes with MSEC and Neptune. The $13.0 million of amended Secured Promissory Notes have a 10% interest rate per annum, increasing by 1% per annum every three months during the term of the Secured Promissory Notes. The interest will be compounded and added to the principal amount on a quarterly basis. MSEC was issued 372,670 common shares of Neptune, of a value of $570,185, in connection with this commitment.
On August 26, 2022, Sprout entered into an additional $
250,000
Secured Promissory Note, which is on the same terms as the Secured Promissory Note entered into with MSEC discussed above. Neptune issued
36,765
common shares for a value of $
75,736
in connection with this Secured Promissory Note in connection with this commitment.
During the three and
six-month
periods ended September 30, 2022, interest expense of
$224,632 and $474,632
respectively were recognized on loans and borrowings (2021 - $
252,055
and $
504,833
). There are
no covenants to be
met for the loans and borrowings outstanding as at September 30, 2022 and March 31, 2022.

13.	Loans and borrowings:

	March 31, 2022	March 31, 2021
Loans and borrowings:
Promissory note of $10,000,000 issued by Sprout, guaranteed by the Corporation and secured through a first-ranking mortgage on all movable assets of Sprout current and future, corporeal and incorporeal, and tangible and intangible. The outstanding principal balance bears interest at the rate of 10.0% per annum, payable quarterly in arrears on the last day of each fiscal quarter during the term, commencing March 31, 2021. The principal is payable on February 1, 2024.	$11,648,320	$11,312,959
	11,648,320	11,312,959
Less current portion of loans and borrowings	—	—

Loans and borrowings	$11,648,320	$11,312,959

During the years ended March 31, 2022 and 2021, interest expense of $1,000,000 and $293,250 respectively were recognized on loans and borrowings. There are no covenants to be met for the loans and borrowings outstanding as at March 31, 2022 and 2021.